RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses to grower advances at beginning of period	$ (18,964)	$ (12,083)
Additional provisions in the period	(12,222)	(6,955)
Recoveries of amounts previously reserved	1,401	2,147
Write-offs	5,398	1,247
Balance sheet reclassifications	(1,161)	(3,500)
Foreign exchange impact	17	180
Allowance for expected credit losses to grower advances at end of period	$ (25,531)	$ (18,964)